ACQUISITIONS - Consideration - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Nov. 19, 2019 CAD ($)	Jul. 12, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Acquisition transaction costs		$ 7,968
Cash held in escrow	$ 16,767
Income-producing properties
Disclosure of detailed information about business combination [line items]
Acquisition transaction costs	4,100	7,400
Investment properties	947,478	542,998
Erfurt, Germany
Disclosure of detailed information about business combination [line items]
Acquisition transaction costs		5,400
Investment properties					$ 82,677
Pursuing other acquisition opportunities
Disclosure of detailed information about business combination [line items]
Acquisition transaction costs		$ 600
Dallas, TX
Disclosure of detailed information about business combination [line items]
Cash held in escrow	16,800		$ 12.9
Investment properties				$ 269,764
Dallas, TX | Purchase Price Investment Propery Placed In Escrow Account
Disclosure of detailed information about business combination [line items]
Investment properties	$ 20,500		$ 15.5